Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes Expenses

The components of the provision for Income taxes expenses are:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Net loss before tax	$(4,157,737)	$(4,340,975)	$(11,525,102)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(686,027)	(716,261)	(1,901,642)
Impact of different tax rates in other jurisdictions	(10,814)	(16,272)	(263,787)
Non-taxable income	(5,477)	(1,071,774)	(907,495)
Non-deductible expenses	195	98,704	-
Change in valuation allowance	702,123	1,705,603	3,072,924
Effective income tax expense	$-	$-	$-

Schedule of Deferred Tax Asset and Liabilities

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2024	December 31, 2023
Deferred tax asset:
Tax loss carry forward	$15,107,318	$16,956,748
Share-based payment expenses	-	229,126
Depreciation and amortization	128,896	128,866
Impairment loss on assets	537,830	92,416
Total Deferred tax asset	15,774,044	17,407,156
Valuation allowance	(15,774,044)	(17,407,156)
Deferred tax asset, net of valuation allowance	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Balance as of January 1	$17,407,156	$15,705,088	$12,632,164
Additions	702,123	1,705,603	3,072,924
Disposal	(2,335,235)	(3,535)	-
Balance as of December 31	$15,774,044	$17,407,156	$15,705,088